FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 4) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	$ 2,827,817	$ 2,741,344
Investments pledged as collateral in repo operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		2,622,409
Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	180,001	118,935
Investments Pledged As Collateral In Money Market [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	2,647,816
Stocks [Member] | Less than 3 months | Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	91
Stocks [Member] | Less than 3 months | Investments Pledged As Collateral In Money Market [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	2,855
Bonds [Member] | Greater 12 months | Investments Pledged As Collateral In Money Market [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	285,463
TES Treasury Instruments [Member] | Greater 12 months | Investments pledged as collateral in repo operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		1,744,736
TES Treasury Instruments [Member] | Greater 12 months | Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	10,182	78,688
TES Treasury Instruments [Member] | Greater 12 months | Investments Pledged As Collateral In Money Market [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	1,131,623
TES Treasury Instruments [Member] | Between 3 and 6 months | Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	1,353
TES Treasury Instruments [Member] | Between 3 and 6 months | Investments Pledged As Collateral In Money Market [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	67,658
TES Treasury Instruments [Member] | Between 6 and 12 months | Investments pledged as collateral in repo operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		877,673
TES Treasury Instruments [Member] | Between 6 and 12 months | Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	168,375	$ 40,247
TES Treasury Instruments [Member] | Between 6 and 12 months | Investments Pledged As Collateral In Money Market [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	713,974
TES Treasury Instruments [Member] | Less than 3 months | Investments Pledged As Collateral In Money Market [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	264,292
CDT | Later Than Twelve Months [Member] | Investments Pledged As Collateral In Money Market [Member] | Other Financial Instituition [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	$ 181,951